Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Loans and Allowance for Credit Losses	Loans and Allowance for Credit Losses
Loans
Major classifications within the Company’s held for investment loan portfolio at December 31, 2025 and 2024 were as follows:

	December 31,
(dollars in thousands)	2025	2024
Commercial, financial, and agricultural	$227,584	$202,329
Real estate construction − residential	39,609	32,046
Real estate construction − commercial	83,846	80,435
Real estate mortgage − residential	369,636	361,735
Real estate mortgage − commercial	755,892	775,594
Installment and other consumer	10,225	14,021
Total loans held for investment	$1,486,792	$1,466,160

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, and Springfield, Missouri, and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. Installment and other consumer loans consist primarily of the financing of vehicles. Accrued interest on loans totaled $6.8 million and $6.5 million at December 31, 2025 and 2024, respectively, and is included in the accrued interest receivable on the Company's Consolidated Balance Sheets. The total amount of accrued interest is excluded from the amortized cost basis of loans presented above. Further, the Company has elected not to measure an allowance for credit losses for accrued interest receivable. At December 31, 2025, $730.9 million of loans were pledged to the FHLB as collateral for borrowings and letters of credit.
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

	December 31,
(dollars in thousands)	2025	2024
Balance at January 1,	$12,575	$9,597
New loans	15,102	9,452
Amounts collected	(6,797)	(6,474)
Balance at December 31,	$20,880	$12,575
Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.
Sensitivity in the Allowance for Credit Loss Model
The allowance for credit losses is an estimate that requires significant judgment including projections of the macroeconomic environment. The forecasted macroeconomic environment continuously changes, which can cause fluctuations in estimated expected losses.
The following table illustrates the changes in the allowance for credit losses by portfolio segment:

(dollars in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Balance at December 31, 2022	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Adoption of ASU 2016-13	(649)	291	2,894	1,890	1,613	(80)	(166)	5,793
Balance at January 1, 2023 (1)	2,086	448	3,769	5,219	9,613	246	—	21,381
Charge-offs	(161)	—	—	(88)	(32)	(347)	—	(628)
Recoveries	192	—	22	23	4	85	—	326
Provision for (release of) credit losses	1,091	595	(518)	110	952	248	187	2,665
Balance at December 31, 2023	3,208	1,043	3,273	5,264	10,537	232	187	23,744
Charge-offs	(2,238)	—	—	(51)	(437)	(265)	—	(2,991)
Recoveries	118	—	27	13	—	108	—	266
Provision for (release of) credit losses	472	(465)	(1,079)	84	2,205	63	(255)	1,025
Balance at December 31, 2024	1,560	578	2,221	5,310	12,305	138	(68)	22,044
Charge-offs	(1,038)	—	—	(14)	(157)	(379)	—	(1,588)
Recoveries	166	—	—	42	58	126	—	392
Provision for (release of) credit losses	2,967	397	(502)	(515)	(2,367)	215	68	263
Balance at December 31, 2025	$3,655	$975	$1,719	$4,823	$9,839	$100	$—	$21,111
(1)Beginning January 1, 2023, calculation is based on current expected credit losses ("CECL") methodology.
Collateral-Dependent Loans
Collateral-dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral, and the borrower is experiencing financial difficulty. Under the CECL methodology, for collateral-dependent loans, the Company has adopted the practical expedient to measure the allowance on the fair value of collateral.
The allowance is calculated on an individual loan basis based on the shortfall between the fair value of the loan’s collateral, which is adjusted for liquidation costs/discounts, and the loan’s amortized cost. If the fair value of the collateral exceeds the loan’s amortized cost, no allowance is necessary. The Company’s policy is to obtain appraisals on any significant pieces of collateral. Higher discounts are applied in determining fair value for real estate collateral in industries that are undergoing significant stress, or for properties that are specialized use or have limited marketability.
The amortized cost of collateral-dependent loans by class as of December 31, 2025 and 2024 was as follows:

	Collateral Type
(dollars in thousands)	Real Estate	Other	Allowance Allocated
December 31, 2025
Commercial, financial, and agricultural	$—	$3,558	$1,477
Real estate mortgage − residential	3,914	—	432
Total	$3,914	$3,558	$1,909

December 31, 2024
Commercial, financial, and agricultural	$—	$766	$125
Real estate construction − residential	454	—	194
Real estate mortgage − commercial	65	—	—
Total	$519	$766	$319
Credit Quality
The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment.
•Pass - loans that are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell in a timely manner, of any underlying collateral.
•Watch - loans that have one or more weaknesses identified that may result in the borrower being unable to meet repayment terms or when the Company’s credit position could deteriorate at some future date.
•Special Mention - loans that have negative financial trends, or other weaknesses that if left uncorrected, could threaten its capacity to meet its debt obligations. This is a transitional grade that is closely monitored by management for improvement or deterioration.
•Substandard - loans that are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. The substandard category includes non-accrual loans.
•Doubtful - loans that have all the weaknesses inherent in loans classified as Substandard with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable on the basis of currently known facts, conditions, and values. These loans are also on non-accrual status.
The following table presents the recorded investment by risk categories at December 31, 2025:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2025
Commercial, Financial, & Agricultural
Pass	$65,367	$11,383	$9,223	$17,270	$19,867	$24,386	$66,741	$1,279	$215,516
Watch	581	164	93	8	—	148	1,473	—	2,467
Special Mention	729	—	3,058	317	—	261	—	—	4,365
Substandard	203	679	15	3,184	536	25	594	—	5,236
Total	66,880	12,226	12,389	20,779	20,403	24,820	68,808	1,279	227,584
Gross YTD charge-offs	—	307	73	78	—	59	521	—	1,038
Real Estate Construction - Residential
Pass	30,523	4,066	4,881	—	—	—	51	—	39,521
Watch	—	—	88	—	—	—	—	—	88
Total	30,523	4,066	4,969	—	—	—	51	—	39,609
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	44,693	17,876	8,737	3,226	2,757	687	4,660	1,085	83,721
Watch	59	29	—	8	—	—	—	—	96
Substandard	29	—	—	—	—	—	—	—	29
Total	44,781	17,905	8,737	3,234	2,757	687	4,660	1,085	83,846
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	63,792	21,182	36,980	98,512	42,745	48,795	48,900	1,039	361,945
Watch	442	—	—	487	370	442	31	157	1,929
Substandard	3,463	98	495	1,301	—	189	216	—	5,762
Total	67,697	21,280	37,475	100,300	43,115	49,426	49,147	1,196	369,636
Gross YTD charge-offs	$—	$—	$—	$—	$—	$14	$—	$—	$14

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2025
Real Estate Mortgage - Commercial
Pass	$186,984	$43,797	$82,928	$161,945	$151,011	$70,426	$16,381	$1,642	$715,114
Watch	3,185	445	214	3,978	325	631	—	—	8,778
Special Mention	—	20,561	—	4,932	—	—	—	—	25,493
Substandard	1,311	147	—	4,145	—	760	144	—	6,507
Total	191,480	64,950	83,142	175,000	151,336	71,817	16,525	1,642	755,892
Gross YTD charge-offs	—	49	76	—	—	32	—	—	157
Installment and other Consumer
Pass	2,696	1,063	1,764	1,628	367	2,605	68	—	10,191
Substandard	—	—	7	13	14	—	—	—	34
Total	2,696	1,063	1,771	1,641	381	2,605	68	—	10,225
Gross YTD charge-offs	—	3	33	13	—	330	—	—	379
Total Portfolio
Pass	394,055	99,367	144,513	282,581	216,747	146,899	136,801	5,045	1,426,008
Watch	4,267	638	395	4,481	695	1,221	1,504	157	13,358
Special Mention	729	20,561	3,058	5,249	—	261	—	—	29,858
Substandard	5,006	924	517	8,643	550	974	954	—	17,568
Total	$404,057	$121,490	$148,483	$300,954	$217,992	$149,355	$139,259	$5,202	$1,486,792

Total Gross YTD charge-offs	$—	$359	$182	$91	$—	$435	$521	$—	$1,588

The following table presents the recorded investment by risk categories at December 31, 2024:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2024
Commercial, Financial, & Agricultural
Pass	$22,726	$21,302	$30,025	$25,338	$26,557	$3,932	$62,205	$1,531	$193,616
Watch	—	120	1,473	—	—	262	504	—	2,359
Special Mention	—	—	—	—	309		741	—	1,050
Substandard	286	87	3,428	628	37	—	356	403	5,225
Doubtful	—	—	—	—	—	—	79	—	79
Total	23,012	21,509	34,926	25,966	26,903	4,194	63,885	1,934	202,329
Gross YTD charge-offs	—	230	—	104	2	106	1,796	—	2,238
Real Estate Construction - Residential
Pass	16,368	13,808	601	617	165	—	—	33	31,592
Substandard	454	—	—	—	—	—	—	—	454
Total	16,822	13,808	601	617	165	—	—	33	32,046
Gross YTD charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2024	2023		2022		2021		2020		Prior		Revolving Loans Amortized Cost Basis		Revolving Loans Converted to Term Loans Amortized Cost Basis		Total
December 31, 2024
Real Estate Construction - Commercial
Pass	$49,742	$7,057		$10,424		$3,828		$622		$564		$7,072		$—		$79,309
Watch	911	124		13		—		—		—		—		—		1,048
Substandard	—	29		—		—		—		49		—		—		78
Total	50,653	7,210		10,437		3,828		622		613		7,072		—		80,435
Gross YTD charge-offs	—	—		—		—		—		—		—		—		—
Real Estate Mortgage - Residential
Pass	30,005	46,795		115,928		49,519		42,036		23,440		44,148		1,543		353,414
Watch	5,702	—		40		391		423		675		30		—		7,261
Substandard	—	—		426		89		—		376		169		—		1,060
Total	35,707	46,795		116,394		49,999		42,459		24,491		44,347		1,543		361,735
Gross YTD charge-offs	—	—		—		—		—		14		37		—		51
Real Estate Mortgage - Commercial
Pass	56,648	117,853		212,698		203,591		69,342		57,352		14,815		137		732,436
Watch	2,298	51		4,763		1,961		—		184		—		581		9,838
Special Mention	27,271	—		5,679		—		—		—		—		—		32,950
Substandard	64	75		231		—		—		—		—		—		370
Total	86,281	117,979		223,371		205,552		69,342		57,536		14,815		718		775,594
Gross YTD charge-offs	—	340		—		65		—		32		—		—		437
Installment and other Consumer
Pass	2,188	3,636		3,591		1,165		554		2,805		72		—		14,011
Substandard	—	—		—		—		—		10		—		—		10
Total	2,188	3,636		3,591		1,165		554		2,815		72		—		14,021
Gross YTD charge-offs	10	11		9		3		1		230		1		—		265
Total Portfolio
Pass	177,677	210,451		373,267		284,058		139,276		88,093		128,312		3,244		1,404,378
Watch	8,911	295		6,289		2,352		423		1,121		534		581		20,506
Special Mention	27,271	—	—	5,679	—	—	—	309	—	—	—	741	—	—	—	34,000
Substandard	804	191		4,085		717		37		435		525		403		7,197
Doubtful	—	—		—		—		—		—		79		—		79
Total	$214,663	$210,937		$389,320		$287,127		$140,045		$89,649		$130,191		$4,228		$1,466,160

Total Gross YTD charge-offs	$10	$581		$9		$172		$3		$382		$1,834		$—		$2,991
Delinquent and Non-Accrual Loans
The delinquency status of loans is determined based on the contractual terms of the notes. Loans are generally classified as delinquent once payments become 30 days or more past due. The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable. In general, loans are placed on non-accrual status when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual status, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral. Subsequent interest payments received on non-accrual loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.
The following tables present the recorded investment in non-accrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2025 and 2024.

(dollars in thousands)	Non-accrual with no Allowance	Non-accrual with Allowance	Total Non-accrual	90 Days Past Due and Still Accruing	Total Non-performing Loans
December 31, 2025
Commercial, Financial, and Agricultural	$603	$400	$1,003	$—	$1,003
Real estate mortgage − residential	—	5,656	5,656	29	5,685
Real estate mortgage − commercial	—	143	143	—	143
Installment and Other Consumer	—	34	34	—	34
Total	$603	$6,233	$6,836	$29	$6,865
December 31, 2024
Commercial, Financial, and Agricultural	$—	$923	$923	$—	$923
Real estate construction − residential	—	454	454	—	454
Real estate construction − commercial	—	49	49	—	49
Real estate mortgage − residential	—	963	963	207	1,170
Real estate mortgage − commercial	—	138	138	—	138
Installment and Other Consumer	—	10	10	3	13
Total	$—	$2,537	$2,537	$210	$2,747
No material amount of interest income was recognized on non-accrual loans during the year ended December 31, 2025.
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2025 and 2024.

(dollars in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2025
Commercial, Financial, and Agricultural	$226,129	$452	$—	$1,003	$227,584
Real estate construction − residential	39,521	88	—	—	39,609
Real estate construction − commercial	83,846	—	—	—	83,846
Real estate mortgage − residential	362,289	1,662	29	5,656	369,636
Real estate mortgage − commercial	755,512	237	—	143	755,892
Installment and Other Consumer	10,105	86	—	34	10,225
Total	$1,477,402	$2,525	$29	$6,836	$1,486,792
December 31, 2024
Commercial, Financial, and Agricultural	$201,201	$205	$—	$923	$202,329
Real estate construction − residential	31,592	—	—	454	32,046
Real estate construction − commercial	80,386	—	—	49	80,435
Real estate mortgage − residential	358,393	2,172	207	963	361,735
Real estate mortgage − commercial	773,918	1,538	—	138	775,594
Installment and Other Consumer	13,900	108	3	10	14,021
Total	$1,459,390	$4,023	$210	$2,537	$1,466,160
Loan Modifications for Borrowers Experiencing Financial Difficulty
In the normal course of business, the Company may execute loan modifications with borrowers. These modifications are analyzed to determine whether the modification is considered concessionary, long-term and made to a borrower experiencing financial difficulty. The Company’s modifications generally include interest rate adjustments, principal reductions, and amortization and maturity date extensions. If a loan modification is determined to be made to a borrower experiencing financial difficulty, the loan is considered collateral-dependent and evaluated as part of the allowance for credit losses as described above in the Allowance for Credit Losses section of this note.
For the years ended December 31, 2025 and 2024, the Company did not modify any loans made to borrowers experiencing financial difficulty. The Company monitors loan payments on an on-going basis to determine if a loan is considered to have a payment default. Determination of payment default involves analyzing the economic conditions that exist for each customer and their ability to generate positive cash flows during the loan term.